Equity (Dividend Restrictions) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017
Metropolitan Life Insurance Company
Statutory Accounting Practices [Line Items]
Dividends	$ 5,740
Paid	3,600	$ 1,489
Non-Cash Extraordinary Dividend of NELICO	981
Non-Cash Extraordinary Dividend of GALIC	1,200
Metropolitan Life Insurance Company | Scenario, Forecast
Statutory Accounting Practices [Line Items]
Permitted w/o Approval			$ 2,723
American Life Insurance Company
Statutory Accounting Practices [Line Items]
Paid	0	0
American Life Insurance Company | Scenario, Forecast
Statutory Accounting Practices [Line Items]
Permitted w/o Approval			0
Metropolitan Property and Casualty Insurance Company
Statutory Accounting Practices [Line Items]
Paid	228	235
Metropolitan Property and Casualty Insurance Company | Scenario, Forecast
Statutory Accounting Practices [Line Items]
Permitted w/o Approval			98
Metropolitan Tower Life Insurance Company
Statutory Accounting Practices [Line Items]
Paid	60	102
Metropolitan Tower Life Insurance Company | Scenario, Forecast
Statutory Accounting Practices [Line Items]
Permitted w/o Approval			66
New England Life Insurance Company
Statutory Accounting Practices [Line Items]
Paid	295	199
New England Life Insurance Company | Scenario, Forecast
Statutory Accounting Practices [Line Items]
Permitted w/o Approval			106
General American Life Insurance Company
Statutory Accounting Practices [Line Items]
Paid	0	0
General American Life Insurance Company | Scenario, Forecast
Statutory Accounting Practices [Line Items]
Permitted w/o Approval			91
Brighthouse Life Insurance Company [Member]
Statutory Accounting Practices [Line Items]
Paid	$ 261	$ 500
Brighthouse Life Insurance Company [Member] | Scenario, Forecast
Statutory Accounting Practices [Line Items]
Permitted w/o Approval			$ 473